Subsequent events	12 Months Ended
Sep. 30, 2024
Subsequent events
Subsequent events

Note 19 - Subsequent events

In August 2024, the Company issued 3,433,167 ordinary shares at $0.30 per ordinary share for net proceeds of $0.8 million. In connection with this offering, on August 26, 2024, 3,433,167 warrants were issued with an exercise price of $0.75, exercisable immediately, which expire five years after their issuance date on August 26, 2024 (i.e., August 25, 2029). On November 6, 2024, the exercise price was adjusted to $0.20, and the warrants were accordinglyadjusted to 12,874,377. Since then, 3,847,401 warrants have been exercised, gross proceeds of $769,480 have been received, and 10,748,751 warrants remain outstanding.